                                   GOLD TRACK

                                   PROSPECTUS

This prospectus describes Gold Track , a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                      TRAVELERS SERIES FUND INC., (CONTINUED)
Dreyfus Stock Index Fund                       Putnam Diversified Income Portfolio
High Yield Bond Trust                            Smith Barney High Income Portfolio
Managed Assets Trust                             Smith Barney International Equity Portfolio
AMERICAN ODYSSEY FUNDS, INC.                     Smith Barney Large Capitalization Growth Portfolio
  Core Equity Fund                               Smith Barney Large Cap Value Portfolio
  Emerging Opportunities Fund                    Smith Barney Money Market Portfolio
  Global High-Yield Bond Fund                  THE TRAVELERS SERIES TRUST
  Intermediate-Term Bond Fund                  Convertible Bond Portfolio
  International Equity Fund                      Disciplined Mid Cap Stock Portfolio
  Long-Term Bond Fund                            Disciplined Small Cap Stock Portfolio
DELAWARE GROUP PREMIUM FUND, INC.                MFS Mid Cap Growth Portfolio
  REIT Series                                    MFS Research Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 Social Awareness Stock Portfolio
  Appreciation Portfolio(1)                      Strategic Stock Portfolio
  Small Cap Portfolio                            Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   U.S. Government Securities Portfolio
TRUST(2)                                         Utilities Portfolio
  Templeton Asset Strategy Fund -- Class 1(3)  VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
  Templeton Global Income Securities Fund --   Equity Income Portfolio -- Initial Class
  Class 1(4)                                     Growth Portfolio -- Initial Class
  Templeton Growth Securities Fund -- Class      High Income Portfolio -- Initial Class
  1(5)                                         VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
SALOMON BROTHERS VARIABLE SERIES FUND, INC.    Asset Manager Portfolio -- Initial Class
  Investors Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
---------------
(1) Formerly offered as Capital Appreciation   (4) Formerly offered as Templeton Global Bond Fund (Class 1)
Portfolio                                      (5) Formerly offered as Templeton Global Stock Fund (Class 1)
(2) Formerly Templeton Variable Products
Series Fund
(3) Formerly offered as Templeton Global Asset
    Allocation Fund (Class 1)

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     11
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     12
  Accumulation Units.......................     12
  The Funding Options......................     12
Charges and Deductions.....................     16
  General..................................     16
  Withdrawal Charge........................     16
  Free Withdrawal Allowance................     17
  Mortality and Expense Risk Charge........     17
  Funding Option Expenses..................     18
  Premium Tax..............................     18
  Changes in Taxes Based upon Premium or
    Value..................................     18
  Administrative Charge....................     18
  TPA Administrative Charges...............     18
Transfers..................................     19
  Dollar Cost Averaging....................     19
  Asset Allocation Advice..................     20
Access to Your Money.......................     20
  Systematic Withdrawals...................     20
Ownership Provisions.......................     20
  Types of Ownership.......................     20
    Contract Owner.........................     20
    Beneficiary............................     21
    Annuitant..............................     21
Death Benefit..............................     21
  Death Benefit Proceeds Prior to Maturity
    Date...................................     21
  Payment of Proceeds......................     21
  Death Proceeds After the Maturity Date...     23
The Annuity Period.........................     23
  Maturity Date............................     23
  Allocation of Annuity....................     24
  Variable Annuity.........................     24
Fixed Annuity..............................     25
  Election of Options......................     25
  Misstatement.............................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     27
  Contract Exchanges.......................     27
  Suspension of Payments...................     27
  Account Value............................     28
The Separate Account.......................     28
  Performance Information..................     28
  Standardized Method......................     28
  Nonstandardized Method...................     28
  General..................................     29
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Tax-Free Exchanges.......................     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Nonqualified Annuity Contracts...........     29
  Qualified Annuity Contracts..............     30
  Penalty Tax for Premature
    Distributions..........................     30
  Diversification Requirements for Variable
    Annuities..............................     30
  Ownership of the Investments.............     31
  Mandatory Distributions for Qualified
    Plans..................................     31
  Taxation of Death Benefit Proceeds.......     31
Other Information..........................     31
  The Insurance Company....................     31
  Distribution of Variable Annuity
    Contracts..............................     32
  Conformity with State and Federal Laws...     32
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings and Opinions...........     32
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION: Separate Account QP.........    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   12
Annuitant..................................   21
Annuity Payments...........................   11
Annuity Unit...............................   12
Cash Surrender Value.......................   20
Cash Value.................................   20
Certificate................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   20
Contract Year..............................   11
Funding Option(s)..........................   12
Individual Account.........................   11
Joint Owners...............................   21
Maturity Date..............................   11
Owner's Account............................   11
Participant................................   11
Purchase Payment...........................   12
Written Request............................   11

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated contract, we may deduct a semiannual administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual administrative charge, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the contract/certificate has been in force. If you withdraw all amounts under the contract/certificate, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

          - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

          - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

          - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

 MAXIMUM CONTRACT/CERTIFICATE OWNER TRANSACTION CHARGE

-------------------------------------------------------------------------------------
                                                      YEARS SINCE
                                                   PURCHASE PAYMENT
CONTINGENT DEFERRED SALES CHARGE                         MADE              PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of purchase payments                      0-5                  5%
                                                            6+                 0%
OR

-------------------------------------------------------------------------------------
                SURRENDER CHARGE                       CONTRACT YEAR       PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of amount surrendered                       1-2                5%
                                                            3-4                4%
                                                            5-6                3%
                                                            7-8                2%
                                                              9+               0%

 MAXIMUM CONTRACT/CERTIFICATE ADMINISTRATIVE CHARGE

Semiannual Contract Administrative Charge (allocated
  contracts only)                                             $ 15
AND/OR
Funding Option Administrative Charge                          0.10%
(As a percentage of amounts allocated to the variable
funding options under allocated contracts)

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)
--------------------------------------------------------------------------------

                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
                  UNDERLYING FUNDS:                    REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund............................       0.75%            0.08%            0.83%
Dreyfus Stock Index Fund.............................       0.25%            0.01%            0.26%
High Yield Bond Trust................................       0.50%            0.31%            0.81%
Managed Assets Trust.................................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund.................................       0.56%            0.08%            0.64%
    Emerging Opportunities Fund......................       0.75%            0.12%            0.87%
    Global High-Yield Bond Fund......................       0.67%            0.16%            0.83%
    Intermediate-Term Bond Fund......................       0.49%            0.10%            0.59%
    International Equity Fund........................       0.59%            0.13%            0.72%
    Long-Term Bond Fund..............................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund.................................       0.56%            1.33%            1.89%
    Emerging Opportunities Fund......................       0.75%            1.37%            2.12%
    Global High-Yield Bond Fund......................       0.67%            1.41%            2.08%
    Intermediate-Term Bond Fund......................       0.49%            1.35%            1.84%
    International Equity Fund........................       0.59%            1.38%            1.97%
    Long-Term Bond Fund..............................       0.50%            1.35%            1.85%
DELAWARE GROUP PREMIUM FUND
    REIT Series......................................       0.64%            0.21%            0.85%(1)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio...........................       0.75%            0.03%            0.78%(2)
    Small Cap Portfolio..............................       0.75%            0.03%            0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Templeton Asset Strategy Fund -- Class 1
      (formerly offered as Templeton Asset Allocation
      Fund)..........................................       0.60%            0.18%            0.78%(3)
    Templeton Global Income Securities Fund -- Class
      1 (formerly offered as Templeton Global Bond
      Fund)..........................................       0.60%            0.05%            0.65%(4)
    Templeton Growth Securities Fund -- Class 1
      (formerly offered as Templeton Global Stock
      Fund)..........................................       0.83%            0.05%            0.88%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...................................       0.53%            0.45%            0.98%(6)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio........................       0.80%            0.02%            0.82%(7)
    MFS Total Return Portfolio.......................       0.80%            0.04%            0.84%(7)
    Putnam Diversified Income Portfolio..............       0.75%            0.08%            0.83%(7)
    Smith Barney High Income Portfolio...............       0.60%            0.06%            0.66%(7)
    Smith Barney International Equity Portfolio......       0.90%            0.10%            1.00%(7)
    Smith Barney Large Capitalization Growth
      Portfolio......................................       0.75%            0.11%            0.86%(7)
    Smith Barney Large Cap Value Portfolio...........       0.65%            0.02%            0.67%(7)
    Smith Barney Money Market Portfolio..............       0.50%            0.04%            0.54%(7)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.......................       0.60%            0.20%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio..............       0.70%            0.25%            0.95%(9)
    Disciplined Small Cap Stock Portfolio............       0.80%            0.20%            1.00%(8)
    MFS Mid Cap Growth Portfolio.....................       0.80%            0.20%            1.00%(8)
    MFS Research Portfolio...........................       0.80%            0.19%            0.99%
    Social Awareness Stock Portfolio.................       0.64%            0.16%            0.80%
    Strategic Stock Portfolio........................       0.60%            0.30%            0.90%(8)
    Travelers Quality Bond Portfolio.................       0.32%            0.22%            0.54%
    U.S. Government Securities Portfolio.............       0.32%            0.16%            0.48%
    Utilities Portfolio..............................       0.65%            0.23%            0.88%
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial Class.........       0.48%            0.08%            0.56%(10)
    Growth Portfolio -- Initial Class................       0.58%            0.07%            0.65%(10)
    High Income Portfolio -- Initial Class...........       0.58%            0.11%            0.69%

                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
                  UNDERLYING FUNDS:                    REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class.........       0.53%            0.09%            0.62%(10)

* Includes CHART asset allocation fee of 1.25%.

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such and arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

 (2)  Formerly Capital Appreciation Portfolio.

 (3) On 2/8/00, fund shareholders approved a merger and reorganization merge the assets of TEMPLETON GLOBAL ASSET ALLOCATION FUND into TEMPLETON ASSET ALLOCATION FUND (which then changed its name to TEMPLETON ASSET STRATEGY
      FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Asset Allocation Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.14% and Total Annual Operating Expenses 0.74%.

 (4) On 2/8/00, a merger and reorganization was approved to merge the assets of TEMPLETON BOND FUND into TEMPLETON GLOBAL INCOME SECURITIES FUND, effective 5/1/00. The above table shows restated total expenses based upon the fees and assets of TEMPLETON GLOBAL INCOME SECURITIES FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected the combined assets, the Fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04% and Total Annual Operating Expenses 0.64%. The Fund's administration fee is paid indirectly through the management fee.

 (5) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON STOCK FUND into TEMPLETON GLOBAL GROWTH FUND (which then changed its name to TEMPLETON GROWTH SECURITIES FUND), effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of TEMPLETON GLOBAL GROWTH FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However, if the table reflected the combined assets, the Fund's expenses after 5/1/00 would be estimated as:
      Management Fees 0.80%, Other Expenses 0.05% and Total Annual Operating Expenses 0.85%. The Fund's administration fee is paid indirectly through the Management Fee.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management fee, Other Expenses and Total Annual Operating Expenses would have been 0.75%, 1.05% and 1.80%, respectively.

 (7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (8) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07% respectively.

 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

 (10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund 's expenses. Without these reductions, the total operating expenses presented in the table would have been 0.57% for EQUITY-INCOME PORTFOLIO, 0.66% for GROWTH PORTFOLIO, and 0.63% for ASSET MANAGER PORTFOLIO.

 EXAMPLE WITH DEFERRED SALES CHARGE (PERCENTAGE OF PURCHASE PAYMENT)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------------------
                                                     IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                   -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund........................    73       122       173        263       23        72       123        263
Dreyfus Stock Index Fund.........................    68       104       143        203       18        54        93        203
High Yield Bond Trust............................    73       121       172        261       23        71       122        261
Managed Assets Trust.............................    71       115       161        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund..............................    71       116       163        243       21        66       113        243
   Emerging Opportunities Fund...................    74       123       175        267       24        73       125        267
   Global High-Yield Bond Fund...................    73       122       173        263       23        72       123        263
   Intermediate-Term Bond Fund...................    71       114       160        238       21        64       110        238
   International Equity Fund.....................    72       118       167        252       22        68       117        252
   Long-Term Bond Fund...........................    71       115       161        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund..............................    84       153       225        364       34       103       175        364
   Emerging Opportunities Fund...................    86       160       236        385       36       110       186        385
   Global High-Yield Bond Fund...................    86       159       234        381       36       109       184        381
   Intermediate-Term Bond Fund...................    83       152       222        360       33       102       172        360
   International Equity Fund.....................    85       155       229        371       35       105       179        371
   Long-Term Bond Fund...........................    83       152       223        361       33       102       173        361
DELAWARE GROUP PREMIUM FUND
   REIT Series...................................    73       122       174        265       23        72       124        265
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio........................    73       120       170        258       23        70       120        258
   Small Cap Portfolio...........................    73       120       170        258       23        70       120        258
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
   Templeton Asset Strategy Fund -- Class 1......    73       120       170        258       23        70       120        258
   Templeton Global Income Securities Fund --
     Class 1.....................................    71       116       164        244       21        66       114        244
   Templeton Growth Securities Fund -- Class 1...    74       123       175        268       24        73       125        268
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Investors Fund................................    75       126       180        278       25        76       130        278
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio.....................    73       121       172        262       23        71       122        262
   MFS Total Return Portfolio....................    73       122       173        264       23        72       123        264
   Putnam Diversified Income Portfolio...........    73       122       173        263       23        72       123        263
   Smith Barney High Income Portfolio............    72       116       164        245       22        66       114        245
   Smith Barney International Equity Portfolio...    75       127       181        280       25        77       131        280
   Smith Barney Large Capitalization Growth
     Portfolio...................................    74       123       174        266       24        73       124        266
   Smith Barney Large Cap Value Portfolio........    72       117       165        247       22        67       115        247
   Smith Barney Money Market Portfolio...........    70       113       158        233       20        63       108        233
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio....................    73       121       171        260       23        71       121        260
   Disciplined Mid Cap Stock Portfolio...........    74       125       179        275       24        75       129        275
   Disciplined Small Cap Stock Portfolio.........    75       127       181        280       25        77       131        280
   MFS Mid Cap Growth Portfolio..................    75       127       181        280       25        77       131        280
   MFS Research Portfolio........................    75       126       181        279       25        76       131        279
   Social Awareness Stock Portfolio..............    73       121       171        260       23        71       121        260
   Strategic Stock Portfolio.....................    74       124       176        270       24        74       126        270
   Travelers Quality Bond Portfolio..............    70       113       158        233       20        63       108        233
   U.S. Government Securities Portfolio..........    70       111       155        227       20        61       105        227
   Utilities Portfolio...........................    74       123       175        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND
   Equity -- Income Portfolio -- Initial Class...    71       113       159        235       21        63       109        235
   Growth Portfolio -- Initial Class.............    71       116       164        244       21        66       114        244
   High Income Portfolio -- Initial Class........    72       117       166        249       22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -- Initial Class......    71       115       162        241       21        65       112        241

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.163% OF ASSETS.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

 EXAMPLE WITH SURRENDER CHARGE (PERCENTAGE OF AMOUNT SURRENDERED)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                                     IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                           END OF PERIOD SHOWN:                           SHOWN:
                                                   -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund........................    75       115       157        263       23        72       123        263
Dreyfus Stock Index Fund.........................    69        98       129        203       18        54        93        203
High Yield Bond Trust............................    74       114       156        261       23        71       122        261
Managed Assets Trust.............................    72       108       146        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund..............................    73       109       148        243       21        66       113        243
   Emerging Opportunities Fund...................    75       116       159        267       24        73       125        267
   Global High-Yield Bond Fund...................    75       115       157        263       23        72       123        263
   Intermediate-Term Bond Fund...................    72       108       145        238       21        64       110        238
   International Equity Fund.....................    74       112       152        252       22        68       117        252
   Long-Term Bond Fund...........................    72       108       146        239       21        65       111        239
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund..............................    85       145       207        364       34       103       175        364
   Emerging Opportunities Fund...................    87       152       218        385       36       110       186        385
   Global High-Yield Bond Fund...................    86       150       216        381       36       109       184        381
   Intermediate-Term Bond Fund...................    84       144       205        360       33       102       172        360
   International Equity Fund.....................    85       147       211        371       35       105       179        371
   Long-Term Bond Fund...........................    84       144       205        361       33       102       173        361
DELAWARE GROUP PREMIUM FUND
   REIT Series...................................    75       116       158        265       23        72       124        265
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio........................    74       114       155        258       23        70       120        258
   Small Cap Portfolio...........................    74       114       155        258       23        70       120        258
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
   Templeton Asset Strategy Fund -- Class 1......    74       114       155        258       23        70       120        258
   Templeton Global Income Securities Fund --
     Class 1.....................................    73       110       148        244       21        66       114        244
   Templeton Growth Securities Fund -- Class 1...    75       116       159        268       24        73       125        268
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Investors Fund................................    76       119       164        278       25        76       130        278
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio.....................    74       115       156        262       23        71       122        262
   MFS Total Return Portfolio....................    75       115       157        264       23        72       123        264
   Putnam Diversified Income Portfolio...........    75       115       157        263       23        72       123        263
   Smith Barney High Income Portfolio............    73       110       149        245       22        66       114        245
   Smith Barney International Equity Portfolio...    76       120       165        280       25        77       131        280
   Smith Barney Large Capitalization Growth
     Portfolio...................................    75       116       158        266       24        73       124        266
   Smith Barney Large Cap Value Portfolio........    73       110       149        247       22        67       115        247
   Smith Barney Money Market Portfolio...........    72       107       143        233       20        63       108        233
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio....................    74       114       155        260       23        71       121        260
   Disciplined Mid Cap Stock Portfolio...........    76       118       163        275       24        75       129        275
   Disciplined Small Cap Stock Portfolio.........    76       120       165        280       25        77       131        280
   MFS Mid Cap Growth Portfolio..................    76       120       165        280       25        77       131        280
   MFS Research Portfolio........................    76       120       165        279       25        76       131        279
   Social Awareness Stock Portfolio..............    74       114       156        260       23        71       121        260
   Strategic Stock Portfolio.....................    75       117       160        270       24        74       126        270
   Travelers Quality Bond Portfolio..............    72       107       143        233       20        63       108        233
   U.S. Government Securities Portfolio..........    71       105       140        227       20        61       105        227
   Utilities Portfolio...........................    75       116       159        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND
   Equity -- Income Portfolio -- Initial Class...    72       107       144        235       21        63       109        235
   Growth Portfolio -- Initial Class.............    73       110       148        244       21        66       114        244
   High Income Portfolio -- Initial Class........    73       111       150        249       22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio.......................    73       109       147        241       21        65       112        241

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.163% OF ASSETS.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")

AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, L.L.C.

  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadviser: Cowen Asset
                                                                                       Management and Chartwell
                                                                                       Investment Partners

  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management

  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.

  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited

  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.

DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio     Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
                             consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund (Class 1)**           over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Global Income    Seeks high current income by investing primarily in debt  Templeton Global Bond
  Securities Fund (Class     securities of companies, governments and government       Managers
  1)*                        agencies of various nations throughout the world.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
(CONT.)
  Templeton Growth           Seeks capital growth by investing predominantly in        Templeton Global Advisors
    Securities Fund (Class   equity securities of companies with a favorable outlook   Limited , Inc.
    1)                       for earnings and whose rate of growth is expected to
                             exceed that of the U.S. economy over time. Current
                             income is only an incidental consideration.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      Salomon Brothers Asset
                             current income, through investments in common stocks of   Management
                             well-known companies.

TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration The Portfolio invests    Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.
  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA
  Portfolio**                income (compared to a portfolio entirely invested in      Subadviser: Massachusetts
                             equity securities) consistent with the prudent            Financial Services Company
                             employment of capital. Generally, at least 40% of the     ("MFS")
                             Portfolio's assets are invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSB Citi Fund Management
  Portfolio*                 secondary objective. The Portfolio will invest at least   LLC ("SSB Citi")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSB Citi
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSB Citi
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SSB Citi
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.
  Smith Barney Money Market  Seeks maximum current income and preservation of          SSB Citi
  Portfolio*                 capital.

THE TRAVELERS SERIES TRUST
  Convertible Bond           Seeks current income and capital appreciation by          TAMIC
  Portfolio*                 investing in convertible bond securities and in
                             combinations of nonconvertible fixed-income securities
                             and warrants or call options that together resemble
                             convertible securities.
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of common stocks.           Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio            primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSB Citi
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSB Citi
                             and debt securities of companies in the utilities
                             industries.

VARIABLE INSURANCE PRODUCTS
FUND
  Equity Income              Seeks reasonable income by investing primarily in         Fidelity Management &
  Portfolio -- Initial       income- producing equity securities; in choosing these    Research Company ("FMR")
  Class                      securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  Growth                     Seeks capital appreciation by purchasing common stocks    FMR
  Portfolio -- Initial       of well-known, established companies, and small emerging
  Class                      growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  High Income Portfolio* --  Seeks to obtain a high level of current income by         FMR
  Initial Class              investing primarily in high yielding, lower -rated,
                             fixed-income securities, while also considering growth
                             of capital.

VARIABLE INSURANCE PRODUCTS
FUND II
  Asset Manager              Seeks high total return with reduced risk over the        FMR
  Portfolio** -- Initial     long-term by allocating its assets among stocks, bonds
  Class                      and short-term fixed-income instruments.

(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner or annuitant;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option. This change compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. A semiannual policy fee of up to $15 may be deducted from the value of each participant's individual account. Any such deduction will be made pro rata from each of the funding options at the end of each 6-month period. This fee is assessed only during the accumulation period. This charge may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or the participant) to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimum amounts may apply to amounts transferred and/or to enroll in the program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------


TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

          (This benefit is available under Allocated Contracts only.)

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant or the participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the participant dies before the maturity date or the participant reaches age 75 (whichever occurs first), the death benefit payable will be the greater of:


           (a) the cash value of the participant's individual account or

           (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. As stated above, the death benefit for unallocated contracts is available only with our consent and by endorsement to the Contract. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 not the annuitant)              or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 the annuitant)                  or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).                                     No
 contract owner)
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE


If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant,the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate

Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Separate Account QP For Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semi-annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semi-annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the

Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
DREYFUS STOCK INDEX FUND.........  $ 1.000    $      -    $    1.076    $  1.000    $  1.000       $         1.000
  Unit Value at beginning of
    year.........................    1.424                     1.418       1.415       1.412                 1.076
  Unit Value at end of year......
  Number of units outstanding at
    end of year..................   13,090                 1,416,791      87,374     343,089               204,067
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.067    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.226                     1.221       1.218       1.216                 1.067
  Number of units outstanding at
    end of year..................    7,711                   463,517      23,178     358,096                70,211
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.035    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                              1.051       1.048       1.047                 1.035
  Number of units outstanding at
    end of year..................                             26,610         397       6,032                15,303
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.202                     1.197       1.194       1.192                 1.080
  Number of units outstanding at
    end of year..................   44,138                 1,718,317     129,091     218,117               369,698
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $  1.285    $    1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059       2.056         2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625    2,358,987      429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $  1.418    $    1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803       1.801         1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -    2,284,987      257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $  1.191    $    1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258       1.257         1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952      54,195        33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $  1.253    $    1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509       1.507         1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171     602,633       146,528       299,403
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $  1.411    $    1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617       1.615         1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947    3,478,529      347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $  0.938    $    0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850       0.849         0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132    3,784,469      236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $  1.062    $    1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013       1.012         1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544    1,102,248       64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $  1.083    $    1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164       1.163         1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949    1,143,580       55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $  1.136    $    1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294       1.292         1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866    2,595,394      210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $  1.135    $    1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227       1.226         1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335    2,268,910      154,138        50,376
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076       1.075         1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841       6,816         1,944             -
  SMALL CAP PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198       1.198         1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563           -         1,114         6,726
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.329    $    1.326    $    1.325    $  1.324    $    1.321    $    1.318
  Unit Value at end of year.......     1.475         1.469         1.465       1.464         1.457         1.452
  Number of units outstanding at
    end of year...................    39,301           624           373    2,294,202      302,651       738,800
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.220    $    1.217    $    1.215    $  1.215    $    1.212    $    1.209
  Unit Value at end of year.......     1.692         1.684         1.680       1.678         1.671         1.665
  Number of units outstanding at
    end of year...................    77,604           431            36    3,726,583      297,359       626,091
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.186    $    1.183    $    1.182    $  1.181    $    1.178    $    1.176
  Unit Value at end of year.......     1.128         1.122         1.120       1.119         1.114         1.110
  Number of units outstanding at
    end of year...................    40,705            95             -     578,543       181,391        97,958
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.253    $  1.253    $    1.249    $    1.247
  Unit Value at end of year.......     1.439         1.432         1.429       1.427         1.421         1.416
  Number of units outstanding at
    end of year...................    32,515           188             -    1,072,725      106,115       290,394
SALOMON BROTHER'S VARIABLE SERIES
  FUND, INC.
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206       1.205         1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
TEMPLETON VARIABLE PRODUCT SERIES
  FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year..........................  $  1.226    $    1.223    $    1.222    $  1.221    $    1.218    $    1.216
  Unit Value at end of year.......     1.297         1.291         1.288       1.287         1.281         1.277
  Number of units outstanding at
    end of year...................    41,126            93             -     512,555        52,584       421,487
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.125         1.120         1.117       1.116         1.111         1.107
  Number of units outstanding at
    end of year...................         -             -             -      36,290         3,185        15,040
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year..........................  $  1.202    $    1.199    $    1.198    $  1.197    $    1.194    $    1.192
  Unit Value at end of year.......     1.209         1.204         1.201       1.200         1.195         1.191
  Number of units outstanding at
    end of year...................   212,737           875             -    2,102,810      193,454       499,388
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $  1.361    $    1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742       1.740         1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338     571,621       201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $  1.255    $    1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390       1.388         1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122      38,600       114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $  1.088    $    1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086       1.084         1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775      46,716        89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $  1.176    $    1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171       1.170         1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098      44,716        14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $  1.035    $    1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093       1.092         1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603     118,339        54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313       1.313         1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $  1.328    $    1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446       1.445         1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575    1,199,090       81,366       190,418
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095       1.094         1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260     433,846       371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289       1.288         1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -           -           111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088       1.091         1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113           -           172             -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212       1.212         1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538           -             -             -
  MFS RESEARCH PORTFOLIO (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245       1.244         1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214           -             -             -
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $  1.306    $    1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712       1.711         1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397     293,875        81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071       1.071         1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866           -             -             -
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $  1.020    $    1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098       1.097         1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806      21,396        23,910       101,354

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $  1.144    $    1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250       1.249         1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497     145,195        22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $  1.283    $    1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504       1.502         1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322      43,847        15,300         6,389

For 1998, unit values are shown for all morality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year..........................  $  2.073    $    2.063    $     2.059    $    2.056    $  2.047    $  2.040
  Unit Value at end of year.......     3.163         3.143          3.132         3.127       3.107       3.092
  Number of units outstanding at
    end of year...................   437,009       215,894      5,825,126     3,623,345     809,231    1,271,961
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.815    $    1.807    $     1.803    $    1.801    $  1.793    $  1.787
  Unit Value at end of year.......     2.176         2.162          2.155         2.152       2.138       2.128
  Number of units outstanding at
    end of year...................   243,662            33              -     3,292,693     458,187    1,399,407
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year..........................  $  1.267    $    1.261    $     1.258    $    1.257    $  1.251    $  1.247
  Unit Value at end of year.......     1.315         1.306          1.302         1.300       1.292       1.285
  Number of units outstanding at
    end of year...................     4,573       245,914        715,406        78,777      64,829      42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year..........................  $  1.519    $    1.512    $     1.509    $    1.507    $  1.500    $  1.495
  Unit Value at end of year.......     1.724         1.713          1.708         1.705       1.694       1.686
  Number of units outstanding at
    end of year...................    95,510     2,139,292      6,231,885       975,651     274,379     362,589
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.628    $    1.620    $     1.617    $    1.615    $  1.608    $  1.603
  Unit Value at end of year.......     1.613         1.603          1.598         1.595       1.585       1.577
  Number of units outstanding at
    end of year...................    92,195     5,408,519     12,359,933     4,369,219     763,197     186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of
    year..........................  $  0.856    $    0.852    $     0.850    $    0.849    $  0.845    $  0.842
  Unit Value at end of year.......     1.163         1.155          1.152         1.150       1.142       1.137
  Number of units outstanding at
    end of year...................    92,398     5,098,615     11,854,378     5,046,010     627,445      91,325
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND** (10/96)
  Unit Value at beginning of
    year..........................  $  1.020    $    1.015    $     1.013    $    1.012    $  1.007    $  1.004
  Unit Value at end of year.......     1.122         1.115          1.111         1.110       1.102       1.097
  Number of units outstanding at
    end of year...................    11,641     1,603,123      3,452,649     1,544,303     190,747      18,326
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.172    $    1.167    $     1.164    $    1.163    $  1.158    $  1.154
  Unit Value at end of year.......     1.183         1.175          1.171         1.169       1.162       1.156
  Number of units outstanding at
    end of year...................    17,748     2,250,902      4,575,483     1,395,719     169,831      33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.302    $    1.297    $     1.294    $    1.292    $  1.286    $  1.282
  Unit Value at end of year.......     1.716         1.705          1.699         1.696       1.685       1.677
  Number of units outstanding at
    end of year...................    58,143     5,139,992      9,785,093     3,370,475     564,777      37,869

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.235    $    1.230    $     1.227    $    1.226    $  1.220    $  1.216
  Unit Value at end of year.......     1.194         1.186          1.183         1.181       1.173       1.167
  Number of units outstanding at
    end of year...................     8,580     4,355,250      9,288,007     2,940,609     415,013      56,766
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     0.958         0.956          0.955         0.954       0.952       0.951
  Number of units outstanding at
    end of year...................         -        17,064         31,985             -       2,453           -
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)
  Unit Value at beginning of
    year..........................  $  1.077    $    1.076    $     1.076    $    1.075    $  1.074    $  1.074
  Unit Value at end of year.......     1.193         1.190          1.188         1.187       1.184       1.181
  Number of units outstanding at
    end of year...................     3,743     6,527,393      5,775,356        67,059     100,924      26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.199    $    1.198    $     1.198    $    1.198    $  1.197    $  1.196
  Unit Value at end of year.......     1.467         1.464          1.462         1.461       1.457       1.454
  Number of units outstanding at
    end of year...................    63,771       363,977        437,132       106,854      44,319      15,312
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.475    $    1.469    $     1.465    $    1.464    $  1.457    $  1.452
  Unit Value at end of year.......     1.559         1.549          1.544         1.542       1.532       1.524
  Number of units outstanding at
    end of year...................   125,159           411              -     2,594,215     359,627     910,214
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.692    $    1.684    $     1.680    $    1.678    $  1.671    $  1.665
  Unit Value at end of year.......     2.311         2.296          2.289         2.285       2.270       2.259
  Number of units outstanding at
    end of year...................   168,043           177              -     5,002,571     838,004     873,625
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.128    $    1.122    $     1.120    $    1.119    $  1.114    $  1.110
  Unit Value at end of year.......     1.212         1.204          1.201         1.199       1.191       1.185
  Number of units outstanding at
    end of year...................    46,277            95              -       680,684     249,045     121,051
VARIABLE INSURANCE PRODUCTS FUND
  II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.439    $    1.432    $     1.429    $    1.427    $  1.421    $  1.416
  Unit Value at end of year.......     1.589         1.578          1.573         1.571       1.561       1.553
  Number of units outstanding at
    end of year...................    38,657           188              -     1,051,184     476,733     431,977
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.206    $    1.206    $     1.206    $    1.205    $  1.205    $  1.204
  Unit Value at end of year.......     1.339         1.336          1.334         1.333       1.330       1.328
  Number of units outstanding at
    end of year...................       106        66,421         62,568         4,318       1,501       2,737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
FRANKLIN TEMPLETON VARIABLE
  PRODUCTS SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.297    $    1.291    $     1.288    $    1.287    $  1.281    $  1.277
  Unit Value at end of year.......     1.584         1.574          1.569         1.566       1.556       1.548
  Number of units outstanding at
    end of year...................    25,306            93              -       505,516     415,299     493,692
  TEMPLETON GLOBAL BOND FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.125    $    1.120    $     1.117    $    1.116    $  1.111    $  1.107
  Unit Value at end of year.......     1.052         1.045          1.042         1.040       1.034       1.029
  Number of units outstanding at
    end of year...................     6,368             -              -        42,558       8,106      19,551
  TEMPLETON GLOBAL STOCK FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.209    $    1.204    $     1.201    $    1.200    $  1.195    $  1.191
  Unit Value at end of year.......     1.552         1.542          1.537         1.534       1.525       1.517
  Number of units outstanding at
    end of year...................   299,758           340              -     2,345,472     485,025     613,623
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.753    $    1.746    $     1.742    $    1.740    $  1.732    $  1.726
  Unit Value at end of year.......     2.305         2.290          2.283         2.279       2.265       2.254
  Number of units outstanding at
    end of year...................    99,102     3,927,438      4,335,442       776,729     300,983     182,765
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.399    $    1.393    $     1.390    $    1.388    $  1.382    $  1.377
  Unit Value at end of year.......     1.427         1.418          1.414         1.411       1.402       1.395
  Number of units outstanding at
    end of year...................    76,473     1,023,136      1,607,844       113,121     238,310     136,549
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.093    $    1.088    $     1.086    $    1.084    $  1.080    $  1.076
  Unit Value at end of year.......     1.098         1.091          1.088         1.086       1.079       1.074
  Number of units outstanding at
    end of year...................     9,311       278,395        249,302        59,424     139,658     227,738
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.179    $    1.173    $     1.171    $    1.170    $  1.165    $  1.161
  Unit Value at end of year.......     1.202         1.194          1.191         1.189       1.181       1.176
  Number of units outstanding at
    end of year...................       306       230,410        469,907        69,835      19,237      49,357
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.101    $    1.096    $     1.093    $    1.092    $  1.087    $  1.083
  Unit Value at end of year.......     1.835         1.823          1.817         1.814       1.803       1.794
  Number of units outstanding at
    end of year...................     6,115       349,576      1,188,533       209,539      92,095      25,632
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (8/98)*
  Unit Value at beginning of
    year..........................  $  1.314    $    1.313    $     1.313    $    1.313    $  1.312    $  1.311
  Unit Value at end of year.......     1.709         1.704          1.702         1.701       1.697       1.693
  Number of units outstanding at
    end of year...................         -       649,086        663,945        87,242      51,499       1,853

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.456    $    1.449    $     1.446    $    1.445    $  1.438    $  1.433
  Unit Value at end of year.......     1.448         1.439          1.434         1.432       1.423       1.416
  Number of units outstanding at
    end of year...................    64,998        77,050        896,535     1,338,259     107,554     218,475
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.102    $    1.097    $     1.095    $    1.094    $  1.089    $  1.085
  Unit Value at end of year.......     1.148         1.141          1.137         1.135       1.128       1.122
  Number of units outstanding at
    end of year...................   504,494        42,339        700,936       905,258     152,444     462,445
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     1.100         1.099          1.098         1.098       1.097       1.097
  Number of units outstanding at
    end of year...................    66.449             -              -        17,834           -           -
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.222    $    1.289    $     1.289    $    1.288    $  1.288    $  1.287
  Unit Value at end of year.......     1.454         1.451          1.449         1.448       1.444       1.442
  Number of units outstanding at
    end of year...................     5,028        45,075        240,631         3,806       1,943         542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of
    year..........................  $  1.091    $    1.091    $     1.088    $    1.091    $  1.087    $  1.090
  Unit Value at end of year.......     1.306         1.303          1.301         1.301       1.298       1.296
  Number of units outstanding at
    end of year...................       515         6,963         38,065         3,028       1,707           -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year..........................  $  1.213    $    1.212    $     1.212    $    1.212    $  1.211    $  1.211
  Unit Value at end of year.......     1.979         1.974          1.972         1.971       1.966       1.962
  Number of units outstanding at
    end of year...................       415       233,024        154,186         9,187       1,622           -
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year..........................  $  1.245    $    1.245    $     1.245    $    1.244    $  1.244    $  1.243
  Unit Value at end of year.......     1.531         1.527          1.525         1.524       1.521       1.518
  Number of units outstanding at
    end of year...................    18,357       301,212        120,603         4,975       1,167         350
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.724    $    1.716    $     1.712    $    1.711    $  1.703    $  1.697
  Unit Value at end of year.......     1.985         1.972          1.966         1.963       1.950       1.941
  Number of units outstanding at
    end of year...................    40,351       608,076      2,313,144       497,383     139,985     229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.072    $    1.071    $     1.071    $    1.071    $  1.070    $  1.070
  Unit Value at end of year.......     1.118         1.115          1.114         1.113       1.110       1.108
  Number of units outstanding at
    end of year...................         -         4,596        324,249         5,368       1,500         334

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year..........................  $  1.102    $    1.099    $     1.098    $    1.097    $  1.094    $  1.092
  Unit Value at end of year.......     1.107         1.102          1.100         1.098       1.093       1.090
  Number of units outstanding at
    end of year...................     1,221       151,498        382,500        22,006     106,388     139,811
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.259    $    1.253    $     1.250    $    1.249    $  1.243    $  1.239
  Unit Value at end of year.......     1.199         1.192          1.188         1.186       1.178       1.172
  Number of units outstanding at
    end of year...................         -       110,708        880,918       206,083      74,915     110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.514    $    1.507    $     1.504    $    1.502    $  1.495    $  1.490
  Unit Value at end of year.......     1.503         1.494          1.489         1.487       1.477       1.470
  Number of units outstanding at
    end of year...................     8,345       118,785        375,024        99,467      65,548       5,986

For 1999, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account.

(1) The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Mixed and Shared Funding
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549                                                        Printed in U.S.A.
                                                                  TIC Ed. 5-2000

                               GOLD TRACK SELECT

                                   PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

High Yield Bond Trust                          STRONG VARIABLE INSURANCE FUNDS, INC.
Managed Assets Trust                           Strong Schafer Value Fund II
Money Market Portfolio                         TRAVELERS SERIES FUND INC.
AMERICAN ODYSSEY FUNDS, INC.                   Alliance Growth Portfolio
  Core Equity Fund                               MFS Total Return Portfolio
  Emerging Opportunities Fund                    Putnam Diversified Income Portfolio
  Global High-Yield Bond Fund                    Smith Barney High Income Portfolio
  Intermediate-Term Bond Fund                    Smith Barney International Equity Portfolio
  International Equity Fund                      Smith Barney Large Capitalization Growth Portfolio
  Long-Term Bond Fund                          THE TRAVELERS SERIES TRUST
DELAWARE GROUP PREMIUM FUND                    Disciplined Mid Cap Stock Portfolio
  REIT Series                                    Disciplined Small Cap Stock Portfolio
  Small Cap Value Series                         Equity Income Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 Federated Stock Portfolio
  Appreciation Portfolio*                        Large Cap Portfolio
  Small Cap Portfolio                            Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                     MFS Mid Cap Growth Portfolio
  Equity Index Portfolio Class II                MFS Research Portfolio
THE MONTGOMERY FUNDS III                         Social Awareness Stock Portfolio
  Montgomery Variable Series: Growth Fund        Strategic Stock Portfolio
OCC ACCUMULATION TRUST                           Travelers Quality Bond Portfolio
  Equity Portfolio                               U.S. Government Securities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.     Utilities Portfolio
  Capital Fund                                 WARBURG PINCUS TRUST
  Total Return Fund                            Emerging Markets Portfolio
  Investors Fund

---------------
* Formerly Capital Appreciation Portfolio

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     11
  Accumulation Units.......................     12
  The Funding Options......................     12
Charges and Deductions.....................     15
  General..................................     15
  Withdrawal Charge........................     16
  Free Withdrawal Allowance................     17
  Mortality and Expense Risk Charge........     17
  Funding Option Charges...................     17
  Premium Tax..............................     17
  Administrative Charge....................     18
  TPA Administrative Charges...............     18
Transfers..................................     18
  Dollar Cost Averaging....................     18
  Asset Allocation Advice..................     19
Access to Your Money.......................     19
  Systematic Withdrawals...................     19
Ownership Provisions.......................     20
  Types of Ownership.......................     20
    Contract Owner.........................     20
    Beneficiary............................     20
    Annuitant..............................     20
Death Benefit..............................     20
  Death Benefit Proceeds Prior to Maturity
    Date...................................     20
  Payment of Proceeds......................     21
  Death Proceeds After the Maturity Date...     23
The Annuity Period.........................     23
    Maturity Date..........................     23
    Allocation of Annuity..................     23
    Variable Annuity.......................     24
    Fixed Annuity..........................     24
    Election of Options....................     24
    Misstatement...........................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     26
  Contract Exchanges.......................     27
  Suspension of Payments...................     27
  Account Value............................     27
The Separate Account.......................     27
  Performance Information..................     28
    Standardized Method....................     28
    Nonstandardized Method.................     28
    General................................     28
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Nonqualified Annuity Contracts...........     29
  Qualified Annuity Contracts..............     30
  Penalty Tax for Premature
    Distributions..........................     30
  Diversification Requirements.............     30
  Ownership of the Investments.............     30
  Mandatory Distributions for Qualified
    Plans..................................     31
  Taxation of Death Benefit Proceeds.......     31
Other Information..........................     31
  The Insurance Company....................     31
  Distribution of Variable Annuity
    Contracts..............................     31
  Conformity with State and Federal Laws...     31
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings........................     32
APPENDIX A: Condensed Financial
  Information: Separate Account QP.........    A-1
APPENDIX B: Contents of the Statement of
  Additional Information...................    B-1
APPENDIX C: Texas Optional Retirement Plan
  Participants.............................    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   12
Annuitant..................................   20
Annuity Payments...........................   11
Annuity Unit...............................   12
Cash Surrender Value.......................   19
Cash Value.................................   11
Certificate................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   20
Contract Year..............................   11
Funding Option(s)..........................   12
Individual Account.........................   11
Maturity Date..............................   11
Participant................................   11
Purchase Payment...........................   11
Underlying Fund............................   12
Written Request............................   11

                                    SUMMARY:
                      TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum sub-account administrative charge of .10% annually will be charged, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the contract/certificate has been in force. If you withdraw all amounts under the contract/certificate, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services LLC ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

 MAXIMUM CONTRACT/CERTIFICATE OWNER TRANSACTION CHARGE

----------------------------------------------------------------------------------------
           SURRENDER CHARGE                   CONTRACT/CERTIFICATE YEAR       PERCENTAGE
----------------------------------------------------------------------------------------
As a percentage of amount surrendered                    0-2                      5%
                                                         3-4                      4%
                                                         5-6                      3%
                                                         7-8                      2%
                                                           9+                     0%

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 MAXIMUM CONTRACT/CERTIFICATE ADMINISTRATIVE CHARGE

Funding Option Administrative Charge                          0.10%

(As a percentage of amounts allocated to the variable funding options under allocated contracts)

FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)
--------------------------------------------------------------------------------

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund**....................       0.75%                    0.08%            0.83%
High Yield Bond Trust..........................       0.50%                    0.31%            0.81%
Managed Assets Trust...........................       0.50%                    0.10%            0.60%
Money Market Portfolio.........................       0.32%                    0.08%            0.40%(1)
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund...........................       0.56%                    0.08%            0.64%
    Emerging Opportunities Fund................       0.75%                    0.12%            0.87%
    Global High-Yield Bond Fund................       0.67%                    0.16%            0.83%
    Intermediate-Term Bond Fund................       0.49%                    0.10%            0.59%
    International Equity Fund..................       0.59%                    0.13%            0.72%
    Long-Term Bond Fund........................       0.50%                    0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund...........................       0.56%                    1.33%            1.89%
    Emerging Opportunities Fund................       0.75%                    1.37%            2.12%
    Global High-Yield Bond Fund................       0.67%                    1.41%            2.08%
    Intermediate-Term Bond Fund................       0.49%                    1.35%            1.84%
    International Equity Fund..................       0.59%                    1.38%            1.97%
    Long-Term Bond Fund........................       0.50%                    1.35%            1.85%
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.64%                    0.21%            0.85%(2)
    Small Cap Value Series.....................       0.75%                    0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)..................       0.75%                    0.03%            0.78%
    Small Cap Portfolio........................       0.75%                    0.03%            0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares...................................       0.21%       0.25%        0.05%            0.51%(4)
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund....       0.52%                    0.73%            1.25%(5)
OCC ACCUMULATION TRUST
    Equity Portfolio...........................       0.80%                    0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.00%                    1.00%            1.00%(6)
    Investors Fund.............................       0.53%                    0.45%            0.98%(6)
    Total Return Fund..........................       0.15%                    0.85%            1.00%(6)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Schafer Value Fund II...............       1.00%                    0.20%            1.20%(7)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio..................       0.80%                    0.02%            0.82%(8)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(8)
    Putnam Diversified Income Portfolio........       0.75%                    0.08%            0.83%(8)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(8)
    Smith Barney International Equity
      Portfolio................................       0.90%                    0.10%            1.00%(8)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.11%            0.86%(8)
    Smith Barney Large Cap Value Portfolio**...       0.65%                    0.02%            0.67%(8)
    Smith Barney Money Market Portfolio**......       0.50%                    0.04%            0.54%(8)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.70%                    0.25%            0.95%(9)
    Disciplined Small Cap Stock Portfolio......       0.80%                    0.20%            1.00%(10)
    Equity Income Portfolio....................       0.75%                    0.13%            0.88%
    Federated High Yield Portfolio**...........       0.65%                    0.19%            0.84%
    Federated Stock Portfolio..................       0.63%                    0.19%            0.82%
    Large Cap Portfolio........................       0.75%                    0.12%            0.87%
    Lazard International Stock Portfolio.......       0.83%                    0.23%            1.06%
    MFS Mid Cap Growth Portfolio...............       0.80%                    0.20%            1.00%(10)
    MFS Research Portfolio.....................       0.80%                    0.19%            0.99%
    Social Awareness Stock Portfolio...........       0.64%                    0.16%            0.80%
    Strategic Stock Portfolio..................       0.60%                    0.30%            0.90%(10)
    Travelers Quality Bond Portfolio...........       0.32%                    0.22%            0.54%
    U.S. Government Securities Portfolio.......       0.32%                    0.16%            0.48%
    Utilities Portfolio........................       0.65%                    0.23%            0.88%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       0.00%                    1.40%            1.40%(11)

 * Includes CHART asset allocation fee of 1.25%.

** No longer available to new Contract Owners.

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

 (2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

 (3) Formerly Capital Appreciation Portfolio.

 (4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

 (5) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.80%, 0.85%, and 1.65% respectively fro the TOTAL RETURN FUND.

 (7) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.

 (8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(10) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK
     PORTFOLIO, the          DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS
     MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              IF CONTRACT IS NOT SURRENDERED OR
                                                      IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                            END OF PERIOD SHOWN:                           SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund**.......................    73       110       149        246       22        67       114        246
High Yield Bond Trust.............................    73       110       148        244       21        66       113        244
Managed Assets Trust..............................    71       104       138        222       19        60       103        222
Money Market Portfolio............................    69        98       128        201       17        54        92        201
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund...............................    71       105       140        226       20        61       105        226
   Emerging Opportunities Fund....................    73       111       151        250       22        68       116        250
   Global High-Yield Bond Fund....................    73       110       149        246       22        67       114        246
   Intermediate-Term Bond Fund....................    71       103       137        221       19        59       102        221
   International Equity Fund......................    72       107       144        235       21        63       109        235
   Long-Term Bond Fund............................    71       104       138        222       19        60       103        222
AMERICAN ODYSSEY FUNDS, INC. (2)
   Core Equity Fund...............................    83       141       200        349       32        98       167        349
   Emerging Opportunities Fund....................    85       147       210        370       34       105       178        370
   Global High-Yield Bond Fund....................    85       146       208        367       34       104       176        367
   Intermediate-Term Bond Fund....................    83       139       197        345       32        97       164        345
   International Equity Fund......................    84       143       203        357       33       101       171        357
   Long-Term Bond Fund............................    83       139       198        346       32        97       165        346
DELAWARE GROUP PREMIUM FUND
   REIT Series....................................    73       111       150        248       22        67       115        248
   Small Cap Value Series.........................    73       111       150        248       22        67       115        248
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio.........................    73       109       147        241       21        65       112        241
   Small Cap Portfolio............................    73       109       147        241       21        65       112        241
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares......    70       101       133        213       18        57        98        213
THE MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund........    77       122       169        289       26        79       136        289
OCC ACCUMULATION TRUST
   Equity Portfolio...............................    74       113       153        254       22        69       118        254
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund...................................    75       115       157        264       23        72       123        264
   Investors Fund.................................    74       115       156        262       23        71       122        262
   Total Return Fund..............................    75       115       157        264       23        72       123        264
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Schafer Value Fund II...................    77       121       167        284       25        78       133        284
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio......................    73       110       148        245       22        66       114        245
   MFS Total Return Portfolio.....................    73       111       149        247       22        67       115        247
   Putnam Diversified Income Portfolio............    73       110       149        246       22        67       114        246
   Smith Barney High Income Portfolio.............    71       105       141        229       20        62       106        229
   Smith Barney International Equity Portfolio....    75       115       157        264       23        72       123        264
   Smith Barney Large Capitalization Growth
     Portfolio....................................    73       111       150        249       22        68       116        249
   Smith Barney Large Cap Value Portfolio**.......    72       106       141        230       20        62       106        230
   Smith Barney Money Market Portfolio**..........    70       102       135        216       19        58       100        216
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    74       114       155        258       23        70       120        258
   Disciplined Small Cap Stock Portfolio..........    75       115       157        264       23        72       123        264
   Equity Income Portfolio........................    74       112       151        251       22        68       117        251
   Federated High Yield Portfolio**...............    73       111       149        247       22        67       115        247
   Federated Stock Portfolio......................    73       110       148        245       22        66       114        245
   Large Cap Portfolio............................    73       111       151        250       22        68       116        250
   Lazard International Stock Portfolio...........    75       117       160        270       24        74       126        270
   MFS Mid Cap Growth Portfolio...................    75       115       157        264       23        72       123        264
   MFS Research Portfolio.........................    75       115       157        263       23        72       123        263
   Social Awareness Stock Portfolio...............    73       109       148        243       21        66       113        243
   Strategic Stock Portfolio......................    74       112       152        253       22        69       118        253
   Travelers Quality Bond Portfolio...............    70       102       135        216       19        58       100        216
   U.S. Government Securities Portfolio...........    70       100       132        210       18        56        97        210
   Utilities Portfolio............................    74       112       151        251       22        68       117        251
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.....................    78       127       177        303       27        84       143        303

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

** No longer available to new Contract Owners.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Gold Track Select is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  Travelers Asset Management
                             Trust will be invested in bonds which, as a class, sell   International Company LLC
                             at discounts from par value and are typically high risk   ("TAMIC")
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC Subadviser:
                             managed investment policy in a portfolio of equity, debt  Travelers Investment
                             and convertible securities.                               Management Company
                                                                                       ("TIMCO")
Money Market Portfolio*      Seeks high current income from short term money market    TAMIC
                             instruments while preserving capital and maintaining a
                             high degree of liquidity.
AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadvisers: Equinox
                                                                                       Capital Management,
                                                                                       L.L.C.;
                                                                                       Putnam Investment
                                                                                       Management Inc.; and State
                                                                                       Street Global Advisors.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS,
INC., CONTINUED
  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadvisers: Cowen Asset
                                                                                       Management; Chartwell
                                                                                       Investment Partners; and
                                                                                       State Street Global
                                                                                       Advisors.
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management
  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.
  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited
  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.
DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry.                                          Subadviser: Lincoln
                                                                                       Investment Management,
                                                                                       Inc.
  Small Cap Value Series     Seeks capital appreciation by investing primarily in
                             common stocks whose market values appear low relative to
                             their underlying value or future potential.
DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio     Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
                             consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.
  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
GREENWICH STREET SERIES
  FUND
  Equity Index Portfolio     Seeks to replicate, before deduction of expenses, the     TIMCO
  Class II                   total return performance of the S&P 500 Index.
THE MONTGOMERY FUNDS III
  Montgomery Variable        Seeks capital appreciation. Under normal conditions, it   Montgomery Asset
  Series; Growth Fund        invests at least 65% of its assets in equity securities.  Management
OCC ACCUMULATION TRUST
  Equity Portfolio           Seeks long-term capital appreciation through investment   Op Cap Advisors
                             in a diversified portfolio of equity securities selected
                             on the basis of a value oriented approach to investing.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation through investments primarily  Salomon Brothers Asset
                             in common stock, or securities convertible to common      Management ("SBAM")
                             stocks, which are believed to have above-average price
                             appreciation potential and which may also involve above-
                             average risk.
  Investors Fund             Seeks long-term growth of capital. Current income is a    SBAM
                             secondary objective.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
FUND, INC., CONTINUED
  Total Return Fund**        Seeks above-average income (compared to a portfolio       SBAM
                             invested entirely in equity securities). Secondarily,
                             seeks opportunities for growth of capital and income.
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Shafer Value Fund   Seeks primarily long-term capital appreciation. Current   Strong Capital Management,
  II                         income is a secondary objective when selecting            Inc.
                             investments.                                              Subadviser: Shafer Capital
                                                                                       Management, Inc.
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio**                portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Finance Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSB Citi Fund Management
  Portfolio*                 secondary objective. The Portfolio will invest at least   LLC. ("SSB Citi")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSB Citi
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSB Citi
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalization.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Fund                       broadly diversified portfolio of common stocks.           Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Fund                       primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  Equity Income Portfolio    Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research
                             securities, including bonds. The Portfolio seeks to       Company ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
  Federated Stock Portfolio  Seeks growth of income and capital by investing           TAMIC
                             principally in a professionally managed and diversified   Subadviser: Federated
                             portfolio of common stock of high-quality companies       Investment Counseling,
                             (i.e., leaders in their industries and characterized by   Inc.
                             sound management and the ability to finance expected
                             growth).
  Large Cap Portfolio        Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.
  Lazard International       Seeks capital appreciation by investing primarily in the  TAMIC
  Stock Portfolio            equity securities of non-United States companies (i.e.,   Subadviser: Lazard Asset
                             incorporated or organized outside the United States).     Management

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST,
CONTINUED
  MFS Mid Cap Growth         Seeks to obtain long term growth of capital by            TAMIC Subadviser: MFS
  Portfolio                  investing, under normal market conditions, at least 65%
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSB Citi
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yield stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a sub-set of the Standard & Poor's Industrial
                             Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSB Citi
                             and debt securities of companies in the utility
                             industries.
WARBURG PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Warburg Pincus Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, Inc.
                             companies in emerging market securities.

(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

 * The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

  - the ability for you to make withdrawals and surrenders under the Contracts;

  - the death benefit paid on the death of the contract owner or annuitant;

  - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

  - administration of the annuity options available under the Contracts; and

  - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or the participant) to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimum amounts may apply to amounts transferred and/or to enroll in the program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates.

Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, LLC ("Copeland"), an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant or participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the participant dies before the maturity date or the participant reaches age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the cash value of the participant's individual account or

     (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     a) the cash value attributable to the participant under the Contract or

     b) the total purchase payments attributable to the participant under the contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. As stated above, the death benefit for unallocated contracts is available only with our consent and by endorsement to the Contract. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 not the annuitant)              or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner or participant (who is    The beneficiary (ies),     Unless, the beneficiary is      Yes
 the annuitant)                  or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).                                     No
 contract owner)
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                          RULES APPLY (SEE
                                                                                                 *ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

The right to return described above does not apply to participants in the Texas ORP.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Separate Account QP For Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semi-annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.


NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semi-annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.


For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.


In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.290       1.285         1.285       1.282       1.279                1.028
  Number of units outstanding at
    end of year...................   68,643     126,822     1,445,911      58,734     350,624              293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.196       1.191         1.191       1.188       1.186                1.031
  Number of units outstanding at
    end of year...................      197       7,092        28,158       3,683       3,815                6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.258       1.254         1.253       1.250       1.247                1.043
  Number of units outstanding at
    end of year...................    5,565      74,574       287,178      12,488     223,823               78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.417       1.412         1.411       1.408       1.405                1.080
  Number of units outstanding at
    end of year...................    1,292     185,044     2,781,580      95,491      42,002              496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    0.942       0.939         0.938       0.936       0.934                0.885
  Number of units outstanding at
    end of year...................    5,090     129,811     2,458,031      24,064      33,718              404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.062         1.062       1.059       1.057                1.010
  Number of units outstanding at
    end of year...................               29,906       472,674       4,094       5,622              116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.083         1.083       1.080       1.078                1.017
  Number of units outstanding at
    end of year...................               58,486       940,500      12,156      10,975              195,701
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.141       1.136         1.136       1.133       1.131                1.091
  Number of units outstanding at
    end of year...................    3,405     145,853     1,647,285      25,147      16,165              239,079

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.135         1.135       1.132       1.130                1.022
  Number of units outstanding at
    end of year...................              115,168     1,504,310      24,590      22,291              232,943
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.367       1.362         1.361       1.358       1.355                1.065
  Number of units outstanding at
    end of year...................   10,959      27,182       315,371      25,227      46,772               44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.260       1.256         1.255       1.252       1.249                1.045
  Number of units outstanding at
    end of year...................    9,157      11,241        20,522      23,942      89,438                2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.092       1.088         1.088       1.085       1.083                1.019
  Number of units outstanding at
    end of year...................    6,058       1,776        36,214       2,136      17,658               12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.176         1.176       1.173       1.171                1.042
  Number of units outstanding at
    end of year...................                3,775        34,790       2,552       6,261                  278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.040       1.036         1.035       1.033       1.031                1.017
  Number of Units outstanding at
    end of year...................    6,580      17,229        97,802       4,658       5,601                8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.334       1.329         1.328       1.324       1.322                1.058
  Number of units outstanding at
    end of year...................    7,515      75,718     1,048,182       9,074      51,250              270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.052         1.051       1.048       1.047                1.010
  Number of units outstanding at
    end of year...................               19,062       124,936      24,063      39,703               56,124
THE TRAVELERS SERIES TRUST
  EQUITY INCOME PORTFOLIO (7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.062                     1.061       1.060
  Number of units outstanding at
    end of year...................               66,733                     3,543       2,047

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  FEDERATED HIGH YIELD
    PORTFOLIO(10/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.011                     1.010
  Number of units outstanding at
    end of year...................                3,118                       123
  FEDERATED STOCK PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.083                     1.082       1.081
  Number of units outstanding at
    end of year...................               21,106                     1,133         205
  LARGE CAP PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.028                     1.027
  Number of units outstanding at
    end of year...................               15,144                     3,857
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO(8/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                0.979                     0.978       0.978
  Number of units outstanding at
    end of year...................                3,686                       896         513
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.311       1.307         1.306       1.303       1.300                1.036
  Number of units outstanding at
    end of year...................    1,465       6,831       124,610       4,603      58,974               35,689
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $     -    $      -    $    1.000    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year...................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.145         1.144       1.141       1.139                1.025
  Number of units outstanding at
    end of year...................                3,011        81,229       2,710      14,373               51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.289       1.284         1.283       1.280       1.278                1.034
  Number of units outstanding at
    end of year...................    1,494       1,816        23,673         538         462                7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285    $  1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418    $  1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191    $  1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253    $  1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.013         1.012         1.012         1.012       1.011         1.011
  Number of units outstanding at
    end of year...................         -        16,146         9,415             -       3,453             -
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411    $  1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938    $  0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062    $  1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083    $  1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136    $  1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135    $  1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DELAWARE GROUP PREMIUM FUND, INC.
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.121         1.120         1.119         1.120       1.120         1.119
  Number of units outstanding at
    end of year...................         -         2,407             -         3,994           -           124
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES
    GROWTH FUND (11/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.071         1.071         1.070         1.070       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           338             -           -             -
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.146         1.145         1.145         1.145       1.144         1.144
  Number of units outstanding at
    end of year...................         -             -         2,056             -           -             -
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  SALOMON BROTHERS VARIABLE
    CAPITAL FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.147         1.146         1.146         1.146       1.146         1.145
  Number of units outstanding at
    end of year...................         -         4,438           246             -         164             -
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SALOMON BROTHERS VARIABLE TOTAL
    RETURN FUND (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.060         1.059         1.059         1.059       1.058         1.058
  Number of units outstanding at
    end of year...................         -         6,719             -             -           -             -
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG, SCHAFER VALUE FUND II
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.291         1.291         1.290         1.290       1.289         1.289
  Number of units outstanding at
    end of year...................         -         1,963           325             -          41             -
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361    $  1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255    $  1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088    $  1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176    $  1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035    $  1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328    $  1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051    $  1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088         1.091       1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.063    $    1.062    $    1.062    $    1.062    $  1.061    $    1.060
  Unit Value at end of year.......     1.187         1.184         1.182         1.182       1.178         1.176
  Number of units outstanding at
    end of year...................         -        86,915     2,633,036             -     163,749        27,697
  FEDERATED HIGH YIELD PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.011    $    1.011    $    1.011    $    1.011    $  1.010    $    1.010
  Unit Value at end of year.......     1.053         1.050         1.049         1.048       1.046         1.044
  Number of units outstanding at
    end of year...................         -        11,120        99,171             -       5,125           678
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.084    $    1.083    $    1.083    $    1.083    $  1.082    $    1.081
  Unit Value at end of year.......     1.270         1.266         1.264         1.263       1.259         1.257
  Number of units outstanding at
    end of year...................         -         8,544       591,770             -      14,772           972
  LARGE CAP PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.029    $    1.028    $    1.028    $    1.027    $  1.027    $    1.026
  Unit Value at end of year.......     1.386         1.382         1.380         1.379       1.375         1.372
  Number of units outstanding at
    end of year...................         -        10,852       520,424             -      68,162         1,349
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  0.981    $    0.980    $    0.979    $    0.979    $  0.978    $    0.978
  Unit Value at end of year.......     1.098         1.095         1.093         1.092       1.089         1.087
  Number of units outstanding at
    end of year...................         -         6,737       139,586             -      20,939        32,949
  MFS MID CAP GROWTH PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306    $  1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020    $  1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $    1.144    $  1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250         1.249       1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497       145,195      22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $    1.283    $  1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504         1.502       1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322        43,847      15,300         6,389
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO
    (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.080         1.079         1.079         1.079       1.079         1.078
  Number of units outstanding at
    end of year...................         -           285           309             -           -             -

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
CAPITAL APPRECIATION FUND* (10/96)
  Unit Value at beginning of year.....  $  2.073         2.063          2.059         2.056       2.047         2.040
  Unit Value at end of year...........     3.163         3.143          3.132         3.127       3.107         3.092
  Number of units outstanding at end
    of year...........................   437,009       215,894      5,825,126     3,623,345     809,231     1,271,961
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year.....  $  1.267         1.261          1.258         1.257       1.251         1.247
  Unit Value at end of year...........     1.315         1.306          1.302         1.300       1.292         1.285
  Number of units outstanding at end
    of year...........................     4,573       245,914        715,406        78,777      64,829        42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year.....  $  1.519         1.512          1.509         1.507       1.500         1.495
  Unit Value at end of year...........     1.724         1.713          1.708         1.705       1.694         1.686
  Number of units outstanding at end
    of year...........................    95,510     2,139,292      6,231,885       975,651     274,379       362,589
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.013         1.012          1.012         1.012       1.011         1.011
  Unit Value at end of year...........     1.057         1.054          1.053         1.052       1.049         1.047
  Number of units outstanding at end
    of year...........................        --     1,193,784      1,189,996            --      41,317           108
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.628         1.620          1.617         1.615       1.608         1.603
  Unit Value at end of year...........     1.613         1.603          1.598         1.595       1.585         1.577
  Number of units outstanding at end
    of year...........................    92,195     5,408,519     12,359,933     4,369,219     763,197       186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of year.....  $  0.856         0.852          0.850         0.849       0.845         0.842
  Unit Value at end of year...........     1.163         1.155          1.152         1.150       1.142         1.137
  Number of units outstanding at end
    of year...........................    92,398     5,098,615     11,854,378     5,046,010     627,445        91,325
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.020         1.015          1.013         1.012       1.007         1.004
  Unit Value at end of year...........     1.122         1.115          1.111         1.110       1.102         1.097
  Number of units outstanding at end
    of year...........................    11,641     1,603,123      3,452,649     1,544,303     190,747        18,326
  AMERICAN ODYSSEY INTERMEDIATE-TERM
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.172         1.167          1.164         1.163       1.158         1.154
  Unit Value at end of year...........     1.183         1.175          1.171         1.169       1.162         1.156
  Number of units outstanding at end
    of year...........................    17,748     2,250,902      4,575,483     1,395,719     169,831        33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of year.....  $  1.302         1.297          1.294         1.292       1.286         1.282
  Unit Value at end of year...........     1.716         1.705          1.699         1.696       1.685         1.677
  Number of units outstanding at end
    of year...........................    58,143     5,139,992      9,785,093     3,370,475     564,777        37,869
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.235         1.230          1.227         1.226       1.220         1.216
  Unit Value at end of year...........     1.194         1.186          1.183         1.181       1.173         1.167
  Number of units outstanding at end
    of year...........................     8,580     4,355,250      9,288,007     2,940,609     415,013        56,766

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (1/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     0.958         0.956          0.955         0.954       0.952         0.951
  Number of units outstanding at end
    of year...........................        --        17,064         31,985            --       2,453            --
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year.....  $  1.121         1.120          1.119         1.120       1.120         1.119
  Unit Value at end of year...........     1.060         1.057          1.056         1.055       1.053         1.051
  Number of units outstanding at end
    of year...........................        --        86,532        128,715            --       9,931            --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)(2)
  Unit Value at beginning of year.....  $  1.077         1.076          1.076         1.075       1.074         1.074
  Unit Value at end of year...........     1.193         1.190          1.188         1.187       1.184         1.181
  Number of units outstanding at end
    of year...........................     3,743     6,527,393      5,775,356        67,059     100,924        26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.199         1.198          1.198         1.198       1.197         1.196
  Unit Value at end of year...........     1.467         1.464          1.462         1.461       1.457         1.454
  Number of units outstanding at end
    of year...........................    63,771       363,977        437,132       106,854      44,319        15,312
GREENWICH STREET SERIES FUND
EQUITY INCOME PORTFOLIO II (5/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     1.094         1.093          1.092         1.092       1.091         1.090
  Number of units outstanding at end
    of year...........................        --     1,014,729      1,901,306            --      11,806         4,744
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH
    FUND (11/98)
  Unit Value at beginning of year.....  $  1.071         1.071          1.070         1.070       1.070         1.070
  Unit Value at end of year...........     1.286         1.283          1.281         1.281       1.278         1.275
  Number of units outstanding at end
    of year...........................        --        38,431         77,542            --          43            57
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.146         1.145          1.145         1.145       1.144         1.144
  Unit Value at end of year...........     1.168         1.165          1.163         1.163       1.160         1.158
  Number of units outstanding at end
    of year...........................        --       103,534      1,085,047            --       3,604            --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year.....  $  1.147         1.146          1.146         1.146       1.146         1.145
  Unit Value at end of year...........     1.392         1.388          1.387         1.386       1.383         1.380
  Number of units outstanding at end
    of year...........................        --        88,070        200,061            --       6,664           196
  INVESTORS FUND (10/98)
  Unit Value at beginning of year.....  $  1.206         1.206          1.206         1.205       1.205         1.204
  Unit Value at end of year...........     1.339         1.336          1.334         1.333       1.330         1.328
  Number of units outstanding at end
    of year...........................       106        66,421         62,568         4,318       1,501         2.737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year.....  $  1.060         1.059          1.059         1.059       1.058         1.058
  Unit Value at end of year...........     1.062         1.059          1.058         1.057       1.054         1.052
  Number of units outstanding at end
    of year...........................        --        30,146        128,948            --       1,458            --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)
  Unit Value at beginning of year.....  $  1.291         1.291          1.290         1.290       1.289         1.289
  Unit Value at end of year...........     1.247         1.244          1.242         1.242       1.238         1.236
  Number of units outstanding at end
    of year...........................        --        15,579         16,658            --         275            --
TRAVELERS SERIES FUND
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.753         1.746          1.742         1.740       1.732         1.726
  Unit Value at end of year...........     2.305         2.290          2.283         2.279       2.265         2.254
  Number of units outstanding at end
    of year...........................    99,102     3,927,438      4,335,442       776,729     300,983       182,765
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year.....  $  1.399         1.393          1.390         1.388       1.382         1.377
  Unit Value at end of year...........     1.427         1.418          1.414         1.411       1.402         1.395
  Number of units outstanding at end
    of year...........................    76,473     1,023,136      1,607,844       113,121     238,310       136,549
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.093         1.088          1.086         1.084       1.080         1.076
  Unit Value at end of year...........     1.098         1.091          1.088         1.086       1.079         1.074
  Number of units outstanding at end
    of year...........................     9,311       278,395        249,302        59,424     139,658       227,738
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.179         1.173          1.171         1.170       1.165         1.161
  Unit Value at end of year...........     1.202         1.194          1.191         1.189       1.181         1.176
  Number of units outstanding at end
    of year...........................       306       230,410        469,907        69,835      19,237        49,357
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO
  Unit Value at beginning of year.....  $  1.101         1.096          1.093         1.092       1.087         1.083
  Unit Value at end of year...........     1.835         1.823          1.817         1.814       1.803         1.794
  Number of units outstanding at end
    of year...........................     6,115       349,576      1,188,533       209,539      92,095        25,632
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year.....  $  1.314         1.313          1.313         1.313       1.312         1.311
  Unit Value at end of year...........     1.709         1.704          1.702         1.701       1.697         1.693
  Number of units outstanding at end
    of year...........................        --       649,086        663,945        87,242      51,499         1,853
  SMITH BARNEY LARGE CAP VALUE*
    PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.456         1.449          1.446         1.445       1.438         1.433
  Unit Value at end of year...........     1.448         1.439          1.434         1.432       1.423         1.416
  Number of units outstanding at end
    of year...........................    64,998        77,050        896,535     1,338,259     107,554       218,475

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  SMITH BARNEY MONEY MARKET* PORTFOLIO
    (10/98)
  Unit Value at beginning of year.....  $  1.102         1.097          1.095         1.094       1.089         1.085
  Unit Value at end of year...........     1.148         1.141          1.137         1.135       1.128         1.122
  Number of units outstanding at end
    of year...........................   504,494        42,339        700,936       905,258     152,444       462,445
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year.....  $  1.222         1.289          1.289         1.288       1.288         1.287
  Unit Value at end of year...........     1.454         1.451          1.449         1.448       1.444         1.442
  Number of units outstanding at end
    of year...........................     5,028        45,075        240,631         3.806       1.943           542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of year.....  $  1.091         1.091          1.088         1.091       1.087         1.090
  Unit Value at end of year...........     1.306         1.303          1.301         1.301       1.298         1.296
  Number of units outstanding at end
    of year...........................       515         6,963         38,065         3,028       1,707            --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.187         1.184          1.182         1.182       1.178         1.176
  Unit Value at end of year...........     1.238         1.232          1.229         1.228       1.222         1.217
  Number of units outstanding at end
    of year...........................        --     2,144,584      6,669,310            --     312,472        57,889
  FEDERATED HIGH YIELD PORTFOLIO* (10/97)
  Unit Value at beginning of year.....  $  1.053         1.050          1.049         1.048       1.046         1.044
  Unit Value at end of year...........     1.079         1.074          1.072         1.070       1.066         1.062
  Number of units outstanding at end
    of year...........................        --        38,465        218,380            --      12,756         3,860
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.270         1.266          1.264         1.263       1.259         1.257
  Unit Value at end of year...........     1.329         1.323          1.320         1.318       1.311         1.307
  Number of units outstanding at end
    of year...........................        --       269,231      1,413,168            --      61,526         4,170
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.386         1.382          1.380         1.379       1.375         1.372
  Unit Value at end of year...........     1.782         1.773          1.769         1.767       1.758         1.752
  Number of units outstanding at end
    of year...........................        --     2,550,992      4,955,852            --     234,329         7,759
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year.....  $  1.098         1.095          1.093         1.092       1.089         1.087
  Unit Value at end of year...........     1.328         1.322          1.319         1.317       1.311         1.306
  Number of units outstanding at end
    of year...........................        --       369,840        440,369            --      65,435        36,439
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.213         1.212          1.232         1.212       1.211         1.211
  Unit Value at end of year...........     1.979         1.974          1.972         1.971       1.966         1.962
  Number of units outstanding at end
    of year...........................       415       233,024        154,186         9,187       1,622            --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.245         1.245          1.245         1.244       1.244         1.243
  Unit Value at end of year...........     1.531         1.527          1.525         1.524       1.521         1.518
  Number of units outstanding at end
    of year...........................    18,357       301,212        120,603         4,975       1,167           350

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.724         1.716          1.712         1.711       1.703         1.697
  Unit Value at end of year...........     1.985         1.972          1.966         1.963       1.950         1.941
  Number of units outstanding at end
    of year...........................    40,351       608,076      2,313,144       497,383     139,985       229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.072         1.071          1.071         1.071       1.070         1.070
  Unit Value at end of year...........     1.118         1.115          1.114         1.113       1.110         1.108
  Number of units outstanding at end
    of year...........................        --         4,596        324,249         5,368       1,500           334
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of year.....  $  1.102         1.099          1.098         1.097       1.094         1.092
  Unit Value at end of year...........     1.107         1.102          1.100         1.098       1.093         1.090
  Number of units outstanding at end
    of year...........................     1,221       151,498        382,500        22,006     106,388       139,811
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.259         1.253          1.250         1.249       1.243         1.239
  Unit Value at end of year...........     1.199         1.192          1.188         1.186       1.178         1.172
  Number of units outstanding at end
    of year...........................        --       110,708        880,918       206,083      74,915       110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.514         1.507          1.504         1.502       1.495         1.490
  Unit Value at end of year...........     1.503         1.494          1.489         1.487       1.477         1.470
  Number of units outstanding at end
    of year...........................     8,345       118,785        375,024        99,467      65,548         5,986
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.080         1.079          1.079         1.079       1.079         1.078
  Unit Value at end of year...........     1.947         1.942          1.940         1.939       1.934         1.931
  Number of units outstanding at end
    of year...........................        --        96,131        130,887            --       1,865           229

Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

 *  No longer available to new contract owners.

(1) The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

(2) Formerly Capital Appreciation Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Mixed and Shared Funding
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
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Address:
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                                   APPENDIX C
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TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the contract until one of the following events:

     -  Death

     -  Disability (as defined by Internal Revenue Code 72(m)(7)

     -  Attainment of age 70 1/2

     -  Retirement

     - Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant's cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

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                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549-C  Printed in U.S.A.
           TIC Ed. 5-2000